Financial Risk Management (Details 3) - INR (₨) ₨ in Millions	Mar. 31, 2026		Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	₨ 22,143		₨ 21,596	₨ 19,355
Cash and bank balances
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	4,098		6,304	5,394
Restricted cash
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	974		454	440
Trade receivables
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	12,648		10,916	10,155
Other financial assets
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	3,018	[1]	2,693	2,162
Investments
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	1,405		1,229	1,204
Not later than one year [Member]
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	17,926		17,972	16,147
Not later than one year [Member] | Cash and bank balances
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	4,098		6,304	5,394
Not later than one year [Member] | Restricted cash
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	974		454	440
Not later than one year [Member] | Trade receivables
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	12,648		10,916	10,155
Not later than one year [Member] | Other financial assets
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	206	[1]	298	158
Not later than one year [Member] | Investments
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	0		0	0
Later than one year and not later than three years [Member]
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	2,019		1,652	1,295
Later than one year and not later than three years [Member] | Cash and bank balances
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	0		0	0
Later than one year and not later than three years [Member] | Restricted cash
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	0		0	0
Later than one year and not later than three years [Member] | Trade receivables
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	0		0	0
Later than one year and not later than three years [Member] | Other financial assets
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	2,019	[1]	1,652	1,295
Later than one year and not later than three years [Member] | Investments
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	0		0	0
Later than three years and not later than five years [Member]
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	0		0	0
Later than three years and not later than five years [Member] | Cash and bank balances
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	0		0	0
Later than three years and not later than five years [Member] | Restricted cash
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	0		0	0
Later than three years and not later than five years [Member] | Trade receivables
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	0		0	0
Later than three years and not later than five years [Member] | Other financial assets
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	0	[1]	0	0
Later than three years and not later than five years [Member] | Investments
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	0		0	0
Later than five years [Member]
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	2,198		1,972	1,913
Later than five years [Member] | Cash and bank balances
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	0		0	0
Later than five years [Member] | Restricted cash
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	0		0	0
Later than five years [Member] | Trade receivables
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	0		0	0
Later than five years [Member] | Other financial assets
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	793	[1]	743	709
Later than five years [Member] | Investments
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	1,405		1,229	1,204
Contractual Cash Flows [Member]
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	22,143		21,596	19,355
Contractual Cash Flows [Member] | Cash and bank balances
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	4,098		6,304	5,394
Contractual Cash Flows [Member] | Restricted cash
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	974		454	440
Contractual Cash Flows [Member] | Trade receivables
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	12,648		10,916	10,155
Contractual Cash Flows [Member] | Other financial assets
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	3,018	[1]	2,693	2,162
Contractual Cash Flows [Member] | Investments
Disclosure of financial risk management [Line Items]
Non-derivative financial assets, undiscounted cash flows	₨ 1,405		₨ 1,229	₨ 1,204

[1]	0 represents value less than rounding off norm adopted by the Group.